Due from Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Due from Related Parties

NOTE 6. DUE FROM RELATED PARTIES

Due from related party consists of the following:

	As of December 31, 2018	As of December 31, 2017

Sheng Ying Xin (Beijing) Film Industry Co., Ltd.	$44,128	$-
Beijing Zhiping Science and Technology Development Co., Ltd.	28,724	-
Anytrust Information Technology Co., Ltd	112,109	-
Total loans to third parties	$184,961	$-

As of December 31, 2018, the Company has related party receivable of $184,961, due to advances made on behalf of these related parties.